CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Non-cash movement
Unrealized fair value loss	$ (10,034,795)	$ (3,782,355)
Cash movement
Financing cash flow - Proceed received from related parties	(2,235,802)
Lease liabilities
A reconciliation of liabilities arising from financing activities
Opening balance of liabilities arising from financing activities		284,038	$ 284,038
Non-cash movement
Interest expense	2,005	3,355
Additions	723,640
Written off		(158,217)
Cash movement
Rental payment	(10,761)
Repayment of principal		(129,176)
Closing balance of liabilities arising from financing activities	714,884
Amount due to related parties
A reconciliation of liabilities arising from financing activities
Opening balance of liabilities arising from financing activities	39,908,903	24,669,407	24,669,407
Non-cash movement
Interest expense	22,685	55,829
Unrealized fair value loss	10,034,795	3,782,355
Waiver of related parties loan	(47,105,919)
Amount due from/to related parties in digital asset-trade	7,602,367
Cash movement
Financing cash flow - Proceed received from related parties	(483,089)	(1,632,971)
Closing balance of liabilities arising from financing activities	$ 9,979,742	$ 26,874,620	$ 39,908,903